CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Jun. 30, 2023 VND (₫)		Dec. 31, 2022 VND (₫)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 VND (₫)	Dec. 31, 2020 VND (₫)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Cash on hand											₫ 99
Cash at banks											2,574,817
Cash equivalents											450,000
Total cash and cash equivalents	₫ 2,382,144	$ 98,192,251	₫ 4,095,472	[1]	$ 167,700,000	₫ 1,634,152		₫ 4,271,400			3,024,916
Short-term restricted cash	368,340	15,183,017	102,932	[1]		152,105
Long-term restricted cash in other non-current assets	931,279	38,387,428	660,363	[1]		521,396
Total cash, cash equivalent and restricted cash presented in the interim condensed consolidated statements of cash flow	₫ 3,681,763	$ 151,762,696	4,858,767		200,278,937	2,307,653	[1]	4,361,631	[1]		3,024,916	₫ 827,742
As previously reported
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Cash on hand			1,279		53,591			382
Cash at banks			4,000,993		167,644,054			4,271,060
Total cash and cash equivalents			4,002,272		167,697,645			4,271,442
Short-term restricted cash			96,446		4,041,146
Long-term restricted cash in other non-current assets			660,363		27,669,614
Total cash, cash equivalent and restricted cash presented in the interim condensed consolidated statements of cash flow			₫ 4,759,081		$ 199,408,405	₫ 2,267,667		₫ 4,271,442		$ 178,976,033	₫ 3,024,916

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).